Acquisition of Businesses and Asset Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Acquisition of Businesses and Asset Acquisitions [Line Items]
Acquisition of Businesses and Asset Acquisitions

4. Acquisition of Businesses and Asset Acquisitions

LJH Ambulance Acquisition

On November 20, 2020, AF WI LNZ, LLC, a subsidiary of Ambulnz-FMC North America LLC (a subsidiary of Holdings), entered into the Share Purchase Agreement (“Agreement”) with LJH Ambulance (“LJH”). LJH was in the business of providing medical transportation services. The purchase price consisted of $465,000 cash consideration. The Company also agreed to pay the Seller 50% of all proceeds from accounts receivable that were outstanding as of the Agreement signing date that are actually received by the Company after the Agreement closing date.

The purchase price was allocated as follows:

Consideration:
Cash consideration	$465,000
Contingent consideration– collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117

Total purchase price	$837,168

The Company also incurred $55,800 of transaction costs which were expensed as incurred, at the time of the closing of the acquisition, and recorded in the general and administrative account on the consolidated statement of operations. As of September 30, 2021 and December 31, 2020, the Company recorded $837,168, and $837,168, respectively, as due to seller in the consolidated balance sheet.

Ambulnz UK Ltd Acquisition

On August 19, 2021 the Company purchased the remaining 20% of Ambulnz UK Ltd’s outstanding B Ordinary shares. As a result of this transaction Ambulnz now owns 100% of Ambulnz UK Ltd. Consideration for the transaction is £750,000 (USD $1,029,075 as of September 30, 2021) of which £368,313 (USD 505,362 as of September 30, 2021) will be paid in restricted stock consisting of 77.8 Class B Common Shares of Ambulnz Inc at a fair market value per share of $6,430 and £381,687 (USD $523,723 as of September 30, 2021) in cash, payable in 4 equal monthly installments of £96,920.30 (USD $132,984 as of September 30, 2021) plus interest at 6% per annum. Cash payments are due September 30, 2021, October 31, 2021, November 30, 2021 and December 31, 2021. Restricted stock will vest and transfer restrictions shall lapse according to the following schedule: 12.8 shares on February 1, 2022, 13 shares on August 19, 2022, 13 shares on February 1, 2023, 13 shares on August 19, 2023, 13 shares on February 1, 2014, and 13 shares August 19, 2024. Vesting is contingent upon the employment of the seller, vesting will cease upon resignation by participant or if participant is terminated for cause.

4. Acquisition of Businesses and Asset Acquisitions

EMS Direct LLC Acquisition

On July 1, 2019, Ambulnz TX, LLC, a subsidiary of Ambulnz-FMC North America LLC (a subsidiary of Holdings), acquired 100% of the outstanding shares of common stock of EMS Direct LLC (“EMS”). EMS was in the business of providing medical transportation services for nursing homes, healthcare facilities and municipalities.

The aggregate purchase price payable by Ambulnz TX, LLC is $315,000, subject to adjustment, payable as follows: (a) $18,900 paid to EMS at closing; (b) $285,000 reserved pending offset against liabilities of EMS and to satisfy indemnification obligations; and (c) $11,100 to be paid subject to earn-out conditions, as defined in the equity purchase agreement. Management believed that it was highly likely that EMS would earn the earn-out payment and since it was payable 120 days after closing, the entire earn-out payment was included in calculating the fair value of the earn-out payment.

The purchase price was allocated to the EMS licenses. Proforma information has not been presented as it has been deemed to be immaterial. As of December 31, 2019, $10,173 is recorded as due to seller in the consolidated balance sheet.

Century Ambulance Service, Inc. Acquisition

On August 13, 2019, Ambulnz-FMC North America LLC, a subsidiary of Holdings, acquired 100% of the outstanding shares of common stock of Century Ambulance Service, Inc. (“Century”). Century was in the business of providing ambulette transportation services in New York City, Nassau and Suffolk Counties in New York State as a Medicaid Common Carrier ambulette service.

The aggregate purchase price payable by Ambulnz FMC-North America LLC was $400,000, consisting of $200,000 paid upon entering into the agreement with the remaining $200,000 to be paid upon the transfer of relevant regulatory approvals including the licenses to operate in New York City, Nassau and Suffolk Counties in New York State. The purchase price was allocated to the licenses acquired to operate the acquired business in New York State. Proforma information has not been presented as it has been deemed to be immaterial. As of December 31, 2020, and 2019, $200,000 is recorded as due to seller in the consolidated balance sheet.

SSG UK Specialist Ambulance Service Limited Acquisition

On September 9, 2019, Ambulnz Community Partners, Ltd. entered into an asset purchase agreement to acquire certain assets and assume certain liabilities of SSG UK Specialist Ambulance Service Limited (“SSG UK”). SSG UK was in the business of providing patient transport services.

The aggregate purchase price payable by Ambulnz Community Partners, Ltd. was $51,503 paid upon entering in the agreement. The purchase price was allocated to the vehicles acquired. Proforma information has not been presented as it has been deemed to be immaterial. The entire purchase price was paid during the year ended December 31, 2019.

Clarion Medical, LLC Acquisition

On November 11, 2019, Ambulnz PA, LLC, a subsidiary of Ambulnz NJ PA LLC (a subsidiary of Holdings), entered into an asset purchase agreement to acquire certain assets and assume certain liabilities of Clarion Medical, LLC (“Clarion”). Clarion was in the business of operating paramedic ambulance and paratransit services in Chester, Delaware, Montgomery and Philadelphia counties in the Commonwealth of Pennsylvania.

The aggregate purchase price payable by Ambulnz PA, LLC was $300,000, is payable in quarterly installments and is contingent on (i) the acquired operations meeting certain performance targets and (ii) the former shareholder’s continuing employment with the company.

The purchase price was allocated $283,325 to the fleet of vehicles, and $11,920 to a security deposit on an office lease. Proforma information has not been presented as it has been deemed to be immaterial. As of December 31, 2020 and 2019, there were no amounts due to seller.

LJH Ambulance Acquisition

On November 20, 2020, AF WI LNZ, LLC, a subsidiary of Ambulnz-FMC North America LLC (a subsidiary of Holdings), entered into the Share Purchase Agreement (“Agreement”) with LJH Ambulance (“LJH”). LJH was in the business of providing medical transportation services. The purchase price consisted of $465,000 cash consideration. The Company also agreed to pay the Seller 50% of all proceeds from accounts receivable that were outstanding as of the Agreement signing date that are actually received by the Company after the Agreement closing date.

The purchase price was allocated as follows:

Consideration:
Cash consideration	$465,000
Contingent consideration – collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117
Total purchase price	$837,168

The Company also incurred $55,800 of transaction costs which were expensed as incurred, at the time of the closing of the acquisition, and recorded in the general and administrative account on the consolidated statement of operations. As of December 31, 2020, the Company recorded $837,168 as due to seller in the consolidated balance sheet.